TAXATION - Reconciliation of tax rate and components of deferred tax assets and liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to subsidiaries with referential tax rates (as a percent)	(5.00%)	(98.00%)	(15.00%)
Gain on deconsolidation of a subsidiary with a withholding tax rate of 10% versus the statutory CIT rate	(11.00%)
Non-deductible expenses incurred (as a percent)	6.00%	106.00%	11.00%
Change in valuation allowance (as a percent)	1.00%	64.00%	5.00%
Effective CIT rate (as a percent)	16.00%	97.00%	26.00%
Withholding tax rate (as a percent)	10.00%
Deferred tax assets:
Loss carry forward					¥ 200,151,440
Accrued liability for customer reward related programs					82,762,839
Accrued staff salary					74,414,938
Accrued expenses					17,182,481
Others					2,441,168
Valuation allowance of deferred tax assets	¥ (183,449,500)	¥ (86,735,795)	¥ (37,852,274)	¥ (31,489,450)	(183,449,500)
Total deferred tax assets, current					193,503,366
Deferred tax assets, non-current:
Accrued expenses				109,784,998
Loss carry forward				78,771,363
Accrued liability for customer reward related programs				114,965,397
Accrued staff salary				110,263,508
Others				23,038,753
Less: Valuation allowance of deferred tax assets				(31,489,450)
Total deferred tax assets, non-current				405,334,569
Deferred tax liabilities, non-current:
Recognition of intangible assets arise from business combinations				(3,045,259,390)	(132,506,644)
Net deferred tax assets					¥ 60,996,722
Net deferred tax liabilities				(2,639,924,821)
Operating tax loss carry forwards				¥ 227,000,000
Movement of valuation allowances
Balance at beginning of year	183,449,500	86,735,795	37,852,274
Current year additions	31,590,648	96,713,705	48,883,521
Deconsolidation of Tujia	(183,550,698)
Balance at end of year	¥ 31,489,450	¥ 183,449,500	¥ 86,735,795